Property and Equipment, Net (Notes)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment, Net
Property and equipment consisted of the following at December 31:

	Life	2012	2011
Land and improvements	Indefinite	$82	$88
Buildings, structures and related improvements	3-40	359	390
Machinery and equipment	8-20	1,288	1,229
Office equipment, vehicle and tooling	3-10	111	100
Software	5	45	48
Construction-in-process		59	54
		1,944	1,909
Less accumulated depreciation and amortization		(928)	(825)
Total property and equipment, net		$1,016	$1,084

Leasehold improvements and assets under capital leases, which are included in Buildings, structures and related improvements, are amortized over the shorter of the lease term (3-12 years) or estimated useful life of the assets.
Total depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $144, $153, and $154, respectively.
Interest costs of $1, $1, and $1 were capitalized for the years ended December 31, 2012, 2011 and 2010, respectively.